Operating Lease Liabilities - Maturity Analysis of The Undiscounted Cash Flows of The Company's Operating Lease Liabilities (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Operating Lease Liabilities [Abstract]
2020	$ 1,534
2021	1,534
2022	1,267
2023	1,111
2024	1,111
2025 and thereafter	2,297
Total undiscounted operating lease commitments	8,854
Less: Discount adjustment	1,347
Total operating lease liabilities	7,507
Less: current portion	1,178
Operating lease liabilities, non-current portion	$ 6,329